ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
ADDITIONAL CASH FLOW INFORMATION
17.	ADDITIONAL CASH FLOW INFORMATION

(a)	Supplemental cash flow disclosure

The interest, royalties, and income and mining taxes paid in the statement of cash flows represents actual cash paid. The following amounts of interest, royalties, and income and mining taxes paid were included in net cash provided by operating activities:

	Fiscal Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Interest paid	34.0	14.5	2.0
Royalties paid	25.9	50.5	23.8
Income and mining taxes paid	31.8	119.7	43.6